SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
9.	SUBSEQUENT EVENTS

 On July 29, 2011, the Company declared a quarterly dividend on its Common Stock of $0.0275 per share.  The record date for this distribution was August 11, 2011 and the dividend was paid on August 12, 2011.  The total dividend paid was $1,117,875.

12.      SUBSEQUENT EVENTS

On February 23, 2011, the Company declared a special dividend on its Common Stock of $0.0125 per share.  The record date for this distribution was March 7, 2011, and the payment date was March 8, 2011.  The total dividend payable on March 8, 2011 was $500,000.

On April 7, 2011, the Company declared a quarterly dividend on its Common Stock of $0.025 per share.  The record date for this distribution is April 25, 2011.  The Company anticipates this quarterly dividend will be paid in late April 2011.  The total dividend payable is estimated to be $1,006,250.